Document and Entity Information	6 Months Ended
Apr. 01, 2012
Entity Registrant Name	Optex Systems Holdings Inc
Entity Central Index Key	0001397016
Entity Filer Category	Smaller Reporting Company
Document Type	S-1
Amendment Flag	false
Document Period End Date	Apr. 01, 2012